Other non-current liabilities (Obligation under finance leases) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	¥ 1,758,971	¥ 1,769,161
Less: total future interest expense	316,797	169,055
Total	1,442,174	1,600,106
Asset-related government grants credited to the statement of comprehensive income	132,820	140,130
Within 1 year [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	415,962	500,790
More than 1 year but no more than 2 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	341,415	312,125
More than 2 years but no more than 3 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	327,239	281,990
Over 3 years [member]
Disclosure of other non-current liabilities [line items]
Non-current finance lease liabilities	¥ 674,355	¥ 674,256